Annual Total Returns- High Yield Fund (A C I Shares) [BarChart] - A C I Shares - High Yield Fund - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.65%	14.81%	6.94%	2.67%	(4.54%)	13.75%	6.65%	(2.86%)	13.47%	2.84%